SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer Loyalty Program
Redemption period of membership points	3 years
Accrued liability related to customer loyalty program	¥ 7,185,774	¥ 4,412,036
Advertising costs
Total advertising expenses	38,968,240	28,946,698	¥ 16,104,661
Fair value measurements
Nominal Unpaid Principal Balance	3,134,983,173	2,465,314,365
Level 2
Fair value measurements
Aggregate Fair Value	3,214,860,166	2,506,136,601
Aggregate Fair Value | Level 2
Fair value measurements
Aggregate Fair Value	3,214,860,166	2,506,136,601
Long-term borrowings, including current portion
Fair value measurements
Nominal Unpaid Principal Balance	1,747,583,173	1,166,594,365
Long-term borrowings, including current portion | Aggregate Fair Value | Level 2
Fair value measurements
Aggregate Fair Value	1,755,993,820	1,217,498,714
2018 Senior Notes
Fair value measurements
Nominal Unpaid Principal Balance	1,387,400,000	1,298,720,000
2018 Senior Notes | Aggregate Fair Value | Level 2
Fair value measurements
Aggregate Fair Value	¥ 1,458,866,346	¥ 1,288,637,887